Stock-Based Compensation (Tables) - Forge Nano, Inc.	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation
Schedule of valuation assumptions

	2025	2024
Average expected life (in years)	3.97	5.79
Risk-free interest rate	3.74%	4.23%
Expected dividend yield	0%	0%
Volatility	39.06%	42.25%
Estimated fair value of options granted	$20.78	$15.42

Schedule of option activity under the plan

			Weighted-average	Weighted
	Number of	Weighted-average	Grant-date	Remaining	Aggregate
Options	Options	Exercise Price	Fair Value	Contractual	Intrinsic Value
		(Dollars)	(Dollars)	Term (in Years)	(Dollars)
Outstanding at January 1, 2024	322,495	15.81		4.18	3,515
Granted	150,161	31.56	13.18
Exercised	(14,808)	15.81			325
Forfeited	(5,754)	22.55	10.39
Expired	(61,806)	13.11
Outstanding at December 31, 2024	390,288	38.57		5.60	4,586
Outstanding at January 1, 2025	390,288	38.57		5.60	4,586
Granted	102,974	165.43	20.78
Exercised	(460)	6.86			35
Forfeited	(12,963)	38.97	16.10
Expired	(24,288)	16.43
Outstanding at December 31, 2025	455,551	68.45		5.13	16,456
Vested or expected to vest at December 31, 2024	390,288	38.57		5.60	4,586
Vested or expected to vest at December 31, 2025	455,551	68.45		5.13	16,456
Exercisable at December 31, 2024	238,041	43.59		3.97	3,493
Exercisable at December 31, 2025	323,323	75.23		4.03	12,245

Schedule of unvested shares under the plan

			Weighted-average	Weighted
	Number of	Weighted-average	Grant-date	Remaining	Aggregate
Unvested Options	Options	Exercise Price	Fair Value	Contractual	Intrinsic Value
		(Dollars)	(Dollars)	Term (in Years)	(Dollars)
Unvested at January 1, 2024	59,259	20.09	8.68
Granted	150,161	31.56	13.18
Vested	(51,419)	21.77	8.91	7.13	823
Forfeited	(5,754)	22.55	10.39
Unvested at December 31, 2024	152,247	30.72	12.97
Unvested at January 1, 2025	152,247	30.72	12.97
Granted	102,974	165.43	20.78
Vested	(110,030)	130.41	7.90	7.90	3,274
Forfeited	(12,963)	38.97	16.10
Unvested at December 31, 2025	132,228	51.87	22.97